Related Party Transactions	12 Months Ended
Jan. 31, 2024
Related Party Transactions

15. Related Party Transactions

Key Management Compensation

Key management includes those persons having authority and responsibility for planning, directing and controlling the activities, directly or indirectly, of the Company and includes the chief executive officer, chief operating officer and chief financial officer.  During the year ended January 31, 2024, compensation of key management and directors of the Company totaled $1,525,222 (2023 - $1,890,044; 2022 - $1,755,811), and consisted of salaries, consulting fees, directors’ fees and share-based payments.  During the year ended January 31, 2024:

•	5,595,000 stock options were granted to directors and officers (2023 – 3,400,000; 2022 – 700,000),
•	1,480,000 stock options for officers expired (2023 – 10,000; 2022 – 1,242,620), and
•	No stock options were granted by MedMelior to directors and officers (2023 – nil; 2022 – 1,000,000).

Other Related Party Transactions

At January 31, 2024, the Company owed $1,295,199 to key management and directors (January 31, 2023 - $964,261), of which $229,781 bear interest at 8% per annum (January 31, 2023 - $110,096) and accounts payable and accrued liabilities include $535,880 owed to a former director of MedMelior (January 31, 2023 - $534,000).  During the year ended January 31, 2024, there was no settlement and legal provisions expense related to this former director of MedMelior (2023 - $42,290; 2022 - $313,470).

Other related party transactions are as follows:

•	In April 2023, $469,129 of amounts owing to officers in MedMelior were forgiven, which was recorded under “Gain on forgiveness of debts” on the consolidated statements of loss and other comprehensive loss.
•	Pursuant to a brokered private placement in March 2023 (Note 9(a)), the Company issued 2,000,000 units to its Chief Executive Officer for gross proceeds received of $200,000, of which $74,000 was received prior to January 31, 2023.
•	Pursuant to a non-brokered private placement in August 2023 (Note 9(d)), the Company issued 1,000,000 units to its Chief Executive Officer for gross proceeds received of $100,000.
•	Pursuant to a non-brokered private placement in December 2023 (Note 9(e)), the Company issued 1,000,000 units to its Chief Executive Officer for gross proceeds received of $100,000.
•	In December 2023, the Company issued convertible debentures of $125,000 to its Chief Executive Officer (Note 7(b)).